Dividends - Schedule of dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.3760	£ 0.3376
Cash dividend paid	£ 1,325	£ 1,119
Scrip dividend	£ 56	£ 114
Interim dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.1784
Cash dividend paid	£ 488
Scrip dividend	£ 163